Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)		Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Deferred offering costs in accrued expenses and other current liabilities	¥ 941,235			¥ 4,984,502			¥ 2,701,406
Accrued payroll and welfare	885,374			880,796			680,682
Borrowing from third parties	1,221,421	[1]		1,128,816	[1],[2]		647,463	[2]
Other tax payable	2,041,773			2,156,194			389,319
Others	286,333	[3]		335,352	[3],[4]		420,761	[4]
Total accrued expenses and other current liabilities	¥ 5,376,136		$ 768,775	¥ 9,485,660		$ 1,324,147	¥ 4,839,631

[1]	Borrowings from third parties are to supplement working capital for project bidding and these borrowings are usually settled in a short time.
[2]	Borrowings from third parties were to supplement working capital for project bidding and these borrowings are usually settled in a short time.
[3]	Others is mainly composed of personal social security costs payable.
[4]	Others were mainly composed of personal social security costs payable.